BORROWINGS AND NON-CURRENT FINANCIAL LIABILITIES	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
BORROWINGS AND NON-CURRENT FINANCIAL LIABILITIES

7.	BORROWINGS AND NON-CURRENT FINANCIAL LIABILITIES

Current borrowings at amortized cost

	Amortized Cost
06/30/2023	Debt Instruments	Carrying Amount	Fair Value
Current financial liabilities	2,393	2,393	2,393
Other borrowings	2,393	2,393	2,393
Of which:
with related parties (Note 11)	2,393	2,393	2,393

	Amortized Cost
12/31/2022	Debt Instruments	Carrying Amount	Fair Value
Current financial liabilities	4,243	4,243	4,243
Other borrowings	4,243	4,243	4,243
Of which:
with related parties (Note 11)	4,243	4,243	4,243

Other borrowings correspond to short-term loans, mainly composed of debt with entities from the Codere Group and amounted to €2,393 and €4,243 thousand as of June 30, 2023 and December 31, 2022, respectively.

Financial liabilities associated with financing activities

The following tables present details regarding the changes in financial liabilities as of June 30, 2023 and December 31, 2022 that arise from financial activities:

06/30/2023

	Balance at 12/31/2022	Drawdown of related party debt	Related party non-cash payable	Foreign exchange movement	Changes in fair value	Balance at 06/30/2023
Loans	-	-	-	-	-	-
Other borrowings	4,243	-	(1,850)	-	-	2,393
Total	4,243	-	(1,850)	-	-	2,393

12/31/2022

	Balance at 12/31/2021	Drawdown of related party debt	Related party non-cash payable	Foreign exchange movement	Changes in fair value	Balance at 12/31/2022
Loans	-	-	-	-	-	-
Other borrowings	2,984	-	1,259	-	-	4,243
Total	2,984	-	1,259	-	-	4,243

Non-current financial liabilities.

As of June 30, 2023, non-current financial liabilities included warrants accounted for as liabilities. The fair value of the warrants was derived from quoted prices (Level 1).

As of June 30, 2023, the warrant liabilities amounted to €964 thousand in the aggregate (as of December 31, 2022, the fair value of the warrant liabilities amounted to €1,298 thousand). The change in fair value of the warrants was recorded in the Unaudited Interim Condensed Consolidated Statements of Income (Loss) as net financial results.